CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Leased-and-operated hotel costs - personnel costs [Member] USD ($)	Dec. 31, 2014 Leased-and-operated hotel costs - personnel costs [Member] CNY	Dec. 31, 2013 Leased-and-operated hotel costs - personnel costs [Member] CNY	Dec. 31, 2012 Leased-and-operated hotel costs - personnel costs [Member] CNY	Dec. 31, 2014 Personnel costs of franchised-and-managed hotels [Member] USD ($)	Dec. 31, 2014 Personnel costs of franchised-and-managed hotels [Member] CNY	Dec. 31, 2013 Personnel costs of franchised-and-managed hotels [Member] CNY	Dec. 31, 2012 Personnel costs of franchised-and-managed hotels [Member] CNY	Dec. 31, 2014 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2014 Sales and marketing expenses [Member] CNY	Dec. 31, 2013 Sales and marketing expenses [Member] CNY	Dec. 31, 2012 Sales and marketing expenses [Member] CNY	Dec. 31, 2014 General and administrative expenses [Member] USD ($)	Dec. 31, 2014 General and administrative expenses [Member] CNY	Dec. 31, 2013 General and administrative expenses [Member] CNY	Dec. 31, 2012 General and administrative expenses [Member] CNY
Revenues:
Leased-and-operated hotels	$ 925,411	5,741,804	5,587,480	5,164,799
Franchised-and-managed hotels	151,653	940,944	765,491	604,936
Total revenues	1,077,064	6,682,748	6,352,971	5,769,735
Less: Business tax and related surcharges	(66,260)	(411,118)	(391,821)	(353,418)
Net revenues	1,010,804	6,271,630	5,961,150	5,416,317
Leased-and-operated hotel costs
Rents and utilities	(350,192)	(2,172,804)	(2,108,924)	(1,953,243)
Personnel costs	(173,294)	(1,075,222)	(1,073,754)	(1,037,371)
Depreciation and amortization	(119,731)	(742,886)	(692,945)	(612,789)
Consumables, food and beverage	(58,466)	(362,760)	(343,029)	(351,338)
Others	(107,894)	(669,441)	(648,299)	(687,254)
Total leased-and-operated hotel costs	(809,577)	(5,023,113)	(4,866,951)	(4,641,995)
Personnel costs of franchised-and-managed hotels	(32,435)	(201,244)	(157,314)	(125,031)
Sales and marketing expenses	(17,699)	(109,813)	(109,935)	(76,878)
General and administrative expenses	(50,287)	(312,008)	(313,480)	(315,235)
Total operating costs and expenses	(909,998)	(5,646,178)	(5,447,680)	(5,159,139)
Other income	2,449	15,193	11,089	16,558
Income from operations	103,255	640,645	524,559	273,736
Interest income	1,498	9,295	6,216	11,874
Interest expense	(6,730)	(41,759)	(54,149)	(119,416)
Accelerated fee amortization on early extinguishment of long term loans	0	0	(41,872)	0
Loss from equity investment	(52)	(324)	(792)	(2,305)
(Loss)/gain on change in fair value of convertible notes	11,595	71,945	(133,404)	(87,099)
Gain on buy-back of convertible notes	105	650	0	0
Non-operating income	13,174	81,739	53,663	43,248
Non-operating expenses	0	0	(1,000)	(6,665)
Foreign exchange gain/(loss), net	(1,853)	(11,500)	49,830	217
Income before income tax expenses and noncontrolling interests	120,992	750,691	403,051	113,590
Income tax expenses	(37,283)	(231,323)	(206,997)	(136,305)
Net (loss)/income	83,709	519,368	196,054	(22,715)
Less: Net (income)/loss attributable to noncontrolling interests	(1,008)	(6,253)	168	(4,061)
Net (loss)/income attributable to Homeinns' shareholders	82,701	513,115	196,222	(26,776)
Earnings per share
Basic (in RMB and US dollars per share)	$ 0.87	5.38	2.12	(0.29)
Diluted (in RMB and US dollars per share)	$ 0.73	4.55	2.10	(0.29)
Weighted average ordinary shares outstanding
Basic (in shares)	95,345,023	95,345,023	92,676,258	90,804,777
Diluted (in shares)	102,813,619	102,813,619	93,417,644	90,804,777
Share-based compensation expense was included in the statement of operations as follows:
Share-based compensation expense	$ 14,135	87,706	86,015	93,376	$ 1,241	7,702	7,904	8,199	$ 2,120	13,152	11,013	9,578	$ 134	832	1,514	1,535	$ 10,640	66,020	65,584	74,064